SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

___________

FORM N-CSR

___________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-2815

COPLEY FUND, INC.

(Exact name of registrant as specified in charter)

___________

c/o Gallet Dreyer & Berkey, LLP
845 Third Avenue - 5th Floor
New York, NY 10022
(Address of principal executive offices) (Zip code)

Registered Agent, Inc.

769 Basque Way, Suite 300

Carson City, NV 09706

(Name and address of agent for service)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: 212-935-3131

DATE OF FISCAL YEAR END: FEBRUARY 28, 2022

DATE OF REPORTING PERIOD: FEBRUARY 28, 2022

Annual Report
February 28, 2022

COPLEY FUND, INC.
A No-Load Fund

COPLEY FUND, INC.
ANNUAL REPORT
FOR THE YEAR ENDING
FEBRUARY 28, 2022

COPLEY FINANCIAL SERVICES CORP.
Advisor to Copley Fund, Inc.
April 29, 2022
Dear Copley Fund Shareholder:
Copley Fund investors, like all people throughout the world, continue to deal with the unprecedented effects of COVID-19, although the pandemic appears to be lessening to an epidemic which will be with us for the foreseeable future. Beyond the serious health effects of COVID-19, we all have been forced to adapt to devastating effects on supply and demand of virtually every product and service and to deal with constantly changing restrictions, rules and regulations.
In addition of COVID-19, this past year has brought us other major problems. Beyond its horrific human costs, the war in Ukraine has caused, and is continuing to cause, devasting damage to infrastructure and has exacerbated supply chain issues, contributing to turbulent economic and financial markets. Inflation has risen to levels not seen in decades; the uncertain efforts by the Federal Reserve Bank to deal with inflation, and even less certainty about the effects of those efforts, are additional unsettling factors. Rising tensions in the Middle East and with China also have contributed to the uncertainty and instability of all financial markets. All of this continues, with no clear end in sight. Despite these problems, the U.S. is enjoying strong economic growth and low unemployment. Manufacturing jobs are slowly returning from overseas. There is a solid basis for guarded optimism.
In addition to the above factors, the Fund’s performance is affected by interest rates for two reasons. First of all, some of the companies in which the Fund invests are capitalized with significant debt. As a result, their earnings are affected by increases or decreases in the costs of borrowing. Second of all, some of the companies in which the Fund invests pay relatively high dividends. Investors who look for high returns have the alternative of buying equities which pay dividends or debt instruments which pay interest. As interest rates rise or fall, dividend paying stocks can become less or more attractive as alternate investments.
We cannot predict how any of the above considerations may change, or have greater or lesser influence on investors’ decisions in light of the continuing turmoil in the financial markets.
During these difficult times, the Fund, its Investment Advisor, Copley Financial Services Corp. (“CFSC”), and its sub-advisor, DCM Advisors, LLC (“DCM”), have striven to maintain the disciplined and focused investment policies which have been the Fund’s strategy since its inception. This strategy has been successful over the course of the Fund’s existence and was successful during the year ended February 28, 2022 in which the Fund’s net asset value increased from $134.92 per share to $141.96 per share at February 28, 2022. We continue to monitor the financial markets and the effects on the Fund’s portfolio and will adjust its holdings as we think appropriate.
The Fund’s investment policy remains: to achieve a mix of capital growth and dividend income. The strategy remains: to invest in a diversified portfolio of large, highly liquid companies which we believe will enjoy capital appreciation and have the ability to pay reasonable dividends.

CHANGE IN REPORTED NET ASSET VALUE AT CALENDAR YEAR END
1984	+23.90%	*
1985	+25.00%	*
1986	+18.00%	*
1987	-8.00%	*
1988	+20.00%	*
1989	+16.00%	*
1990	-2.00%	*
1991	+18.00%	*
1992	+18.00%	*
1993	+10.00%	*
1994	-7.00%	*
1995	+26.00%	*
1996	+5.00%	*
1997	+25.00%	*
1998	+14.00%	*
1999	-6.86%	*
2000	+22.50%	*
2001	-9.30%	*
2002	-13.90%	*
2003	+14.31%	*
2004	+12.99%	*
2005	+5.89%	*
2006	+19.70%	*
2007	-10.83%	* SEC mandated change to tax reserve
2008	-15.60%	*
2009	+2.36%	*
2010	+7.04%	*
2011	+13.00%	*
2012	+4.79%	*
2013	+18.08%	*
2014	+14.24%	*
2015	-1.98%	*
2016	+15.55%	*
2017	+9.68%	*
2018	+15.65%	*
2019	+24.33%	*
2020	-4.92%	*
2021	+18.40%	*
2022	-4.93%	* Ended March 31, 2022
Please note the performance figures for years prior to 2007/2008 are consistent with the information furnished in prior reports and do not reflect an adjustment for the SEC-mandated change in calculation of our tax reserve in 2007. A word of caution when comparing Copley’s expense ratios with those of other mutual funds. Because of its unique structure, Copley is required to include a full tax reserve as an operating expense; other, differently structured funds are not subject to this requirement. As our stocks increase in value, our tax reserve increases. This leads to a corresponding increase in the expense ratio. Thus, the expense ratios that Copley is required to report are significantly higher than would have been the case if the tax reserve was not included as an operating expense.

The performance quoted represents past performance and investment return. The prices of the shares held by Copley will fluctuate so that the investor’s shares, when redeemed, may be worth more or less than the original cost or the value shown at March 31, 2022. Please remember that past performance does not guarantee future results, and future performance may be higher or lower than the performance data quoted.
An agreement was signed in October 2021, after approval by both the Fund’s Board and the CFSC Board to sell CFSC to its sub-advisor, DCM. This agreement remains subject to the Fund’s shareholders’ approval. A Proxy Statement, with a copy of the agreement and relevant details, will be circulated along with a proposed Plan of Reorganization by which the Fund will become an independent series of Centaur Mutual Funds Trust. The Fund’s Board of Directors has approved the reorganization but it is also subject to the approval of the Fund’s shareholders. The Fund’s Board believes that the proposed reorganization will improve efficiency, streamline management, and reduce compliance costs.
The proposed reorganization should reduce costs, without any substantive change to the Fund’s portfolio management, tax structure, or investment objectives. The proposed reorganization also would eliminate CFSC as an intermediary between the Fund and DCM, which has managed the Fund’s portfolio on a day-to-day basis since 2018. Full details about the proposed reorganization will be provided in the Proxy Statement.
We wish to thank our board, our sub-advisor and consultants for their competence and dedication and the Fund’s shareholders for their loyalty.
Sincerely,
David I. Faust, President

COPLEY FUND, INC.

PER SHARE VALUE
CALENDAR YEARS ENDED DECEMBER 31
PERIOD ENDED MARCH 31, 2022

3/31
160
150
140
130
120
110
100
90
80
70
60
50
40
30
20
10
0
6.06
7.51
9.36
11.00
10.11
12.12
14.28
14.06
16.47
19.38
21.35
19.71
24.65
26.05
32.58
37.04
34.50
42.26
38.33
32.99
37.71
42.61
45.12
54.01
44.07
40.64
41.60
44.53
50.30
52.76
62.30
71.17
69.76
80.61
88.41
102.25
127.13
129.82
153.70
146.12
1983
'84
'85
'86
'87
'88
'89
'90
'91
'92
'93
'94
'95
'96
'97
'98
'99
2000
'01
'02
'03
'04
'05
'06
'07
'08
'09
'10
'11
'12
'13
'14
'15
'16
'17
18
19
20
21
22

The per share values provided for years prior to 2007/08 are consistent with information furnished in prior reports and do not reflect an adjustment for the change in accounting treatment for deferred income taxes.

COPLEY FUND, INC.

COMPARATIVE PERFORMANCE
This chart shows the value of a hypothetical $10,000 investment in the Fund, the S&P 500 and the Dow Jones Wilshire 5000. The S&P 500 is a broad-based market index comprised of the common stock of 500 of the largest companies traded on the U.S. securities markets as measured by market capitalization. The Dow Jones Wilshire 5000 is a market-capitalization weighted index of the market value of all stocks actively traded in the United States. Market indexes do not include expenses which are deducted from Fund returns. There can be no assurance that the performance of the Fund will continue into the future with the same or similar trends depicted below. The graph does not reflect the deduction for taxes that a shareholder may pay on the sale or redemption of shares or on dividends received.
Ten Year Cumulative Return
Copley Fund As of 02/28/2022
AVERAGE ANNUAL RETURNS
The following table depicts the periodic 1-, 5-, and 10-year annualized returns on the Copley Fund, the S&P 500 Index, and the Dow Jones Wilshire 5000 Index.
Periods Ended 2/28	1 Year	5 Years	10 Years
Copley Fund	5.22%	11.47%	11.02%
S&P 500	16.39%	15.16%	14.58%
Dow Jones Wilshire 5000	10.76%	14.50%	14.06%
Current performance may be higher or lower than the quoted past performance, which cannot guarantee future results. Share price, principal value and return will vary, and you may have a gain or loss when you sell your shares. For most recent performance please call us at 877-881-2751. Returns do not reflect taxes that a shareholder may pay on redemption of Fund shares. When assessing performance, investors should consider both short and long-term returns.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Directors of
Copley Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Copley Fund, Inc. (the “Fund”), including the schedule of investments as of February 28, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2022, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2010.
EISNERAMPER LLP
New York, New York
April 29, 2022

COPLEY FUND, INC.

SCHEDULE OF INVESTMENTS
February 28, 2022
	Shares	Fair Value
COMMON STOCKS – 102.1%
AEROSPACE & DEFENSE – 0.6%
Lockheed Martin Corporation	1,300	$563,940
APPAREL & TEXTILE PRODUCTS – 0.9%
NIKE, Inc., Class B	6,199	846,473
ASSET MANAGEMENT – 1.8%
Ameriprise Financial, Inc.	3,100	929,349
Charles Schwab Corporation (The)	8,066	681,254
		1,610,603
AUTOMOTIVE – 3.4%
Ford Motor Company	19,941	350,164
General Motors Company(a)	3,000	140,160
Lear Corporation	5,000	786,700
Tesla, Inc.(a)	2,139	1,861,850
		3,138,874
BANKING – 3.8%
Bank of America Corporation	24,000	1,060,801
Financial Institutions, Inc.	4,909	156,793
JPMorgan Chase & Company	6,614	937,865
PNC Financial Services Group, Inc. (The)	4,524	901,407
Wells Fargo & Company	7,200	384,264
		3,441,130
BEVERAGES – 1.4%
Constellation Brands, Inc., Class A	2,852	614,948
PepsiCo, Inc.	4,240	694,258
		1,309,206
BIOTECH & PHARMA – 3.4%
Eli Lilly and Company	4,310	1,077,285
Merck & Company, Inc.	6,200	474,796
Pfizer, Inc.	4,000	187,760
Prestige Consumer Healthcare, Inc.(a)	5,000	297,650
Zoetis, Inc.	5,500	1,065,075
		3,102,566
See accompanying notes which are an integral part of these financial statements.

COPLEY FUND, INC.

SCHEDULE OF INVESTMENTS – Continued
February 28, 2022

	Shares	Fair Value
COMMON STOCKS – 102.1% – (continued)
CHEMICALS – 0.6%
Sherwin-Williams Company (The)	1,940	$510,472
COMMERCIAL SUPPORT SERVICES – 0.4%
Insperity, Inc.	4,001	359,890
CONSTRUCTION MATERIALS – 1.9%
Carlisle Companies, Inc.	3,600	854,640
Eagle Materials, Inc.	3,500	478,905
Martin Marietta Materials, Inc.	1,200	455,280
		1,788,825
CONSUMER SERVICES – 0.2%
Service Corp International	3,000	182,550
E-COMMERCE DISCRETIONARY – 2.7%
Amazon.com, Inc.(a)	796	2,444,723
ELECTRIC UTILITIES – 2.6%
Constellation Energy Corporation	1,333	61,291
Exelon Corporation	4,000	170,240
IDACORP, Inc.	9,404	977,547
NextEra Energy, Inc.	5,435	425,397
Vistra Corporation	33,588	766,478
		2,400,953
ELECTRICAL EQUIPMENT – 0.9%
Johnson Controls International plc – Ireland	4,500	292,320
nVent Electric plc – United Kingdom	7,000	237,510
Rockwell Automation, Inc.	1,100	293,238
		823,068
ENTERTAINMENT CONTENT – 0.1%
Lions Gate Entertainment Corporation, Class A(a)	6,000	92,160
FOOD – 2.0%
Flowers Foods, Inc.	8,000	219,280
General Mills, Inc.	11,695	788,594
McCormick & Company, Inc.	8,303	790,196
		1,798,070
See accompanying notes which are an integral part of these financial statements.

COPLEY FUND, INC.

SCHEDULE OF INVESTMENTS – Continued
February 28, 2022

	Shares	Fair Value
COMMON STOCKS – 102.1% – (continued)
GAS & WATER UTILITIES – 0.6%
NiSource, Inc.	19,700	$569,921
HEALTH CARE FACILITIES & SERVICES – 5.7%
AmerisourceBergen Corporation	7,980	1,137,389
Anthem, Inc.	1,000	451,850
HCA Healthcare, Inc.	5,045	1,262,814
McKesson Corporation	2,500	687,400
Owens & Minor, Inc.	6,000	264,900
Premier, Inc., Class A	4,000	143,760
UnitedHealth Group, Inc.	2,700	1,284,849
		5,232,962
HOME CONSTRUCTION – 0.2%
DR Horton, Inc.	2,000	170,800
HOUSEHOLD PRODUCTS – 1.3%
Coty, Inc., Class A(a)	60,056	550,714
Spectrum Brands Holdings, Inc.	6,957	645,470
		1,196,184
INDUSTRIAL SUPPORT SERVICES – 0.9%
Fastenal Company	7,000	360,220
United Rentals, Inc.(a)	1,500	482,430
		842,650
INSTITUTIONAL FINANCIAL SERVICES – 2.1%
Interactive Brokers Group, Inc., Class A	5,000	330,900
Jefferies Financial Group, Inc.	17,979	638,974
Morgan Stanley	10,000	907,400
		1,877,274
INSURANCE – 3.3%
Arthur J Gallagher & Company	1,400	221,466
Berkshire Hathaway, Inc., Class B(a)	4,000	1,285,800
Principal Financial Group, Inc.	10,000	706,400
Prudential Financial, Inc.	7,000	781,620
		2,995,286
See accompanying notes which are an integral part of these financial statements.

COPLEY FUND, INC.

SCHEDULE OF INVESTMENTS – Continued
February 28, 2022

	Shares	Fair Value
COMMON STOCKS – 102.1% – (continued)
INTERNET MEDIA & SERVICES – 5.5%
Alphabet, Inc., Class A(a)	1,611	$4,351,537
Meta Platforms, Inc., Class A(a)	3,164	667,699
		5,019,236
LEISURE FACILITIES & SERVICES – 2.3%
Hilton Grand Vacations, Inc.(a)	18,000	933,480
Live Nation Entertainment, Inc.(a)	6,640	802,245
McDonald’s Corporation	1,500	367,155
		2,102,880
MACHINERY – 0.9%
Deere & Company	2,234	804,285
MEDICAL EQUIPMENT & DEVICES – 2.8%
Danaher Corporation	2,715	745,023
Intuitive Surgical, Inc.(a)	2,000	580,660
Mettler-Toledo International, Inc.(a)	200	281,748
Thermo Fisher Scientific, Inc.	1,710	930,240
		2,537,671
METALS & MINING – 0.6%
Alcoa Corporation	7,000	527,380
OIL & GAS PRODUCERS – 6.1%
Chevron Corporation	7,650	1,101,600
ConocoPhillips	4,860	461,020
CVR Energy, Inc.	15,000	260,850
Exxon Mobil Corporation	23,000	1,803,660
Murphy USA, Inc.	3,500	632,590
Pioneer Natural Resources Company	2,800	670,880
Williams Companies, Inc. (The)	21,918	685,595
		5,616,195
PUBLISHING & BROADCASTING – 1.2%
TEGNA, Inc.	49,307	1,130,116
See accompanying notes which are an integral part of these financial statements.

COPLEY FUND, INC.

SCHEDULE OF INVESTMENTS – Continued
February 28, 2022

	Shares	Fair Value
COMMON STOCKS – 102.1% – (continued)
RETAIL – CONSUMER STAPLES – 1.6%
Costco Wholesale Corporation	2,298	$1,193,237
Walgreens Boots Alliance, Inc.	5,000	230,450
		1,423,687
RETAIL – DISCRETIONARY – 3.1%
Home Depot, Inc. (The)	3,000	947,490
Lowe’s Companies, Inc.	5,000	1,105,300
O’Reilly Automotive, Inc.(a)	300	194,772
Tractor Supply Company	2,975	606,275
		2,853,837
RETAIL REIT – 1.2%
Realty Income Corporation	8,000	528,720
Simon Property Group, Inc.	4,000	550,240
		1,078,960
SELF-STORAGE REIT – 1.5%
Public Storage	4,000	1,420,080
SEMICONDUCTORS – 7.2%
Advanced Micro Devices, Inc.(a)	10,009	1,234,510
Analog Devices, Inc.	2,000	320,580
Applied Materials, Inc.	2,500	335,500
Broadcom, Inc.	2,700	1,586,088
KLA Corporation	1,800	627,300
Micron Technology, Inc.	5,000	444,300
NVIDIA Corporation	6,290	1,533,817
NXP Semiconductors N.V. – Netherlands	2,700	513,324
		6,595,419
SOFTWARE – 8.5%
Intuit, Inc.	900	426,933
Microsoft Corporation	22,289	6,659,730
Mimecast Ltd.(a) – United Kingdom	8,500	676,005
		7,762,668
See accompanying notes which are an integral part of these financial statements.

COPLEY FUND, INC.

SCHEDULE OF INVESTMENTS – Continued
February 28, 2022

	Shares	Fair Value
COMMON STOCKS – 102.1% – (continued)
SPECIALTY FINANCE – 1.4%
Enova International, Inc.(a)	6,000	$244,620
First American Financial Corporation	7,600	509,504
Stewart Information Services Corporation	8,000	543,040
		1,297,164
TECHNOLOGY HARDWARE – 11.1%
Apple, Inc.	49,090	8,105,740
Cisco Systems, Inc.	23,534	1,312,491
Corning, Inc.	6,900	278,760
Dell Technologies, Inc., Class C(a)	3,000	152,880
F5, Inc.(a)	1,400	281,190
		10,131,061
TECHNOLOGY SERVICES – 2.9%
Automatic Data Processing, Inc.	4,975	1,017,089
EVERTEC, Inc.	4,000	161,440
Paychex, Inc.	2,900	345,274
S&P Global, Inc.	700	262,990
Verisk Analytics, Inc.	1,799	319,035
Visa, Inc., Class A	2,600	561,912
		2,667,740
TRANSPORTATION & LOGISTICS – 2.7%
Atlas Air Worldwide Holdings, Inc.(a)	5,000	391,800
CSX Corporation	38,700	1,312,317
Knight-Swift Transportation Holdings, Inc.	6,000	326,880
ZIM Integrated Shipping Services Ltd. – United Kingdom	7,000	488,530
		2,519,527
TRANSPORTATION EQUIPMENT – 0.2%
PACCAR, Inc.	2,500	229,525
WHOLESALE – DISCRETIONARY – 0.5%
Copart, Inc.(a)	4,000	491,520
TOTAL COMMON STOCKS (Cost $85,275,809)		93,507,531
See accompanying notes which are an integral part of these financial statements.

COPLEY FUND, INC.

SCHEDULE OF INVESTMENTS – Continued
February 28, 2022

	Shares	Fair Value
SHORT-TERM INVESTMENTS – 0.6%
MONEY MARKET FUNDS – 0.6%
First American Government Obligations Fund, Class X, 0.03% (Cost $547,255)(b)	547,255	$547,255
TOTAL INVESTMENTS – 102.7% (Cost $85,823,064)		$94,054,786
LIABILITIES in EXCESS OF OTHER ASSETS – (2.7)%		(2,441,765)
NET ASSETS – 100.0%		$91,613,021

LTD — Limited Company
NV — Naamioze Vennootschap
PLC — Public Limited Company
REIT — Real Estate Investment Trust
(a)
Non-income producing security.

(b)
Rate disclosed is the seven day effective yield as of February 28, 2022. Included with cash and cash equivalents.

See accompanying notes which are an integral part of these financial statements.

Portfolio Analysis
As of February 28, 2022
(Unaudited)
% of Net Assets
Common Stock	102.1%
Technology Hardware	11.1%
Software	8.5%
Semiconductors	7.2%
Oil & Gas Producers	6.1%
Health Care Facilities & Services	5.7%
Internet Media & Services	5.5%
Banking	3.8%
Automotive	3.4%
Biotech & Pharma	3.4%
Insurance	3.3%
Other Common Stock	44.1%
Short-Term Investment	0.6%
Liabilities in Excess of Other Assets	-2.7%
Total Net Assets	100.00%
See accompanying notes which are an integral part of these financial statements.

Copley Fund, Inc.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2022
Assets:
Investments in securities at fair value (identified cost $85,275,809)	$93,507,531
Cash and cash equivalents	547,255
Receivables:
Dividends and interest	121,387
Subscriptions	140,150
Prepaid expenses and other assets	29,451
Total Assets	94,345,774
Payables:
Fund shares redeemed	283
Taxes	824,359
Investment advisory fees	88,665
Accrued professional fees	33,702
Accrued expenses	57,082
Deferred income taxes	1,728,662
Total Liabilities	2,732,753
Commitments and Contingencies (Note 6)
Net assets	$91,613,021
Net Asset Value, Offering and Redemption Price Per Share (5,000,000 shares authorized, 645,325 shares outstanding of $1.00 par value capital stock outstanding)	$141.96
Net assets consist of:
Capital paid in	$645,325
Accumulated earnings	90,967,696
Net assets	$91,613,021
The accompanying notes are an integral part of these financial statements.

Copley Fund, Inc.

STATEMENT OF OPERATIONS
For the Year Ended February 28, 2022
Investment Income:
Dividend, net of foreign dividend witholding taxes $476	$1,381,034
Interest	222
Other Income	1,902
Total Investment Income	1,383,158
Expense:
Investment advisory fees	640,999
Accounting and shareholder services	147,959
Professional fees	116,959
Audit fees	82,227
Legal fees	80,501
Printing	32,162
Directors fees and expenses	25,720
Insurance	14,352
Custodian fees	12,120
Blue Sky fees	11,330
Total Expense	1,164,329
Less: Investment advisory fee waived	(60,000)
Net Expense	1,104,329
Net Investment Income before tax benefit	278,829
Net Investment Income Before Income Taxes
Tax Benefit	(83,555)
Net Investment Income	362,384
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain from investment transactions, net of tax expense of $2,805,347	10,553,429
Net change in unrealized appreciation of investments, including deferred income tax benefit of $1,564,390	(5,885,086)
Net Realized and Unrealized Gain on Investments	4,668,343
Net Increase in Net Assets Resulting From Operations	$5,030,727
The accompanying notes are an integral part of these financial statements.

Copley Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended February 28, 2022	Year Ended February 28, 2021
Increase in Net Assets from Operations
Net investment income, net of income tax (benefit)/expense	$362,384	$1,898,447
Net realized gain from investment transactions, net of income tax expense/(benefit)	10,553,429	49,923,032
Net change in unrealized appreciation of investments, including deferred income tax expense/(benefit)	(5,885,086)	(39,578,760)
Net Increase in Net Assets Resulting From Operations	5,030,727	12,242,719
Capital Share Transactions
Proceeds from shares sold	912,547	927,377
Payments for shares redeemed	(9,372,344)	(12,637,365)
Net Decrease in Net Assets From Transactions in Shares	(8,459,797)	(11,709,988)
Net Increase (Decrease) in Net Assets	(3,429,070)	532,731
Net Assets:
Beginning of Year, as originally presented	95,042,091	93,796,106*
Adjustment for investment advisory fees refunded	—	713,254
Beginning of Year, as adjusted	95,042,091	94,509,360
End of Year	$91,613,021	$95,042,091

*
The Net Assets of the Fund were adjusted as of March 1, 2020. See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Copley Fund, Inc.

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each year presented.(a)
	Fiscal Years Ending February 28 or 29,
	2022	2021	2020(e)	2019(e)	2018
Net Asset Value, Beginning of Year	$134.92	$117.91	$110.58	$97.69	$82.46
Income From Operations:
Net investment income	0.55	3.16	3.26	2.59	2.61
Net gain (loss) from securities (both realized and unrealized)	6.49	13.85	4.07	10.30	12.62
Total from operations	7.04	17.01	7.33	12.89	15.23
Net Asset Value, End of Year	$141.96	$134.92	$117.91	$110.58	$97.69
Total Return(b)	5.22%	14.43%	6.63%	13.19%	18.47%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$91,613	$95,042	$94,121	$96,882	$92,977
Ratio of total expenses, including net regular and deferred taxes, to average net assets *	2.43%	3.50%	1.81%(c)	3.43%	(12.89)%(d)
Ratio of net investment and operating income (loss), including regular and deferred taxes, to average net assets	(0.98)%	5.36%	2.02%(c)	0.78%	17.43%
Portfolio turnover rate	111.25%	119.33%	24.64%	0.00%	0.97%
Number of shares outstanding at end of year (in thousands)	645	704	798	876	952
The financial highlight ratios above do not reflect investment fees waivers of $60,000 for the fiscal year ended February 28, 2022, $22,849 for the fiscal year ended February 28, 2021 and $60,000 for the fiscal years ended February 29, 2020 through 2018. If the waivers had been included, the following ratios would apply:
Ratio of total expenses, including net regular and deferred taxes, to average net assets*	2.36%	3.48%	1.81%(c)	3.43%	(12.96)%(d)
Ratio of net investment and operating income (loss) to average net assets	(0.92)%	5.38%	2.02%(c)	0.78%	17.50%

(a)
Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)
Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

*
Includes operating expenses from the Operating Division and subsidiary of $31,995, $17,572, and $51,092, for fiscal years ending 2020 through 2018, respectively.

The accompanying notes are an integral part of these financial statements.

Copley Fund, Inc.

FINANCIAL HIGHLIGHTS

(c)
Includes advisory fees reimbursed to the Fund and included in investment advisory fees, net.

(d)
Due to change in corporate tax rate, ratio represents expenses and net benefit received.

For the year ended February 28, 2018, the above ratios are net of a one time tax benefit due to the changes in the tax rules. If the one time benefit tax was excluded, the ratios would be as follows:
Ratio of total expenses including regular to average net assets:	1.63%
Ratio of net investment and operating income to average net assets:	2.91%
With waiver included:
Ratio of total expenses including regular to average net assets:	1.55%
Ratio of net investment and operating income to average net assets:	2.98%

(e)
Net asset values, net investment income per share, total returns and ratios of total expenses and net investment and operating income (loss) have been restated on an “as-if” basis. See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS
1. Organization
Copley Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The Fund’s investment objectives are the generation and accumulation of dividend income and capital appreciation. The Fund was organized as a Massachusetts corporation on February 21, 1978. The Fund was reorganized as a New York corporation on September 1, 1987, a Florida corporation on May 19, 1994 and as a Nevada Corporation on December 5, 2007.
2. Significant Accounting Policies
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company that follows the specialized accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”. The preparation of financial statements in accordance with GAAP require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.
Investment Valuation
The Fund carries its investments in securities at fair value and utilizes various methods to measure the fair value of its investments on a recurring basis. Fair value is an estimate of the exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (i.e., the exit price at the measurement date). Fair value measurements are not adjusted for transaction costs. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 — Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 — Unobservable inputs for an asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

2. Significant Accounting Policies – (continued)

to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Securities listed on an exchange are valued at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. If there has been no sale on such day, the security is valued at the last quoted bid. If no bid or asked prices are quoted or if the Fund’s investment advisor (the “Advisor”) believes the market quotations are not reflective of fair value, then the security is valued at fair value by the Advisor.
The following table summarizes the level of inputs used as of February 28, 2022 for the Fund’s investments measured at fair value:
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$93,507,531	$—	$—	$93,507,531
Short-term Investments**	547,255	—	—	547,255
Total	$94,054,786	$—	$—	$94,054,786
The Fund did not hold any Level 2 or Level 3 securities during the year.

*
Refer to the Schedule of Investments for industry classification.

**
Included in cash and cash equivalents.

Investment transactions and income and expense
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments are calculated on the basis of identifying the specific securities delivered. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Unrealized appreciation or depreciation on investments is recognized in the Statement of Operations.
During the year ended February 28, 2022, cost of purchases of investments were $112,763,660 and proceeds from sales of investments were $130,642,044, excluding money market mutual funds.

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

2. Significant Accounting Policies – (continued)

Distributions
Net investment and net realized gains are not distributed, but rather are accumulated within the Fund and used to pay expenses, to effect redemptions, to make additional investments or held in cash as a reserve.
Cash and cash equivalents
The Fund considers all highly liquid investments with a maturity of three months or less when acquired and money market mutual funds to be cash equivalents. The carrying amount of cash and cash equivalents approximates its fair value due to its short-term nature.
Income Taxes
The Fund files tax returns as a regular corporation and accordingly the financial statements include provisions for current and deferred income taxes.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management reviewed the tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken. The Fund identifies its major tax jurisdictions as U.S. Federal and the State of Nevada. The Fund recognizes interest and penalties, if any, related to income taxes as income tax expense in the Statement of Operations.
Indemnification
The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.
3. Taxes
The cost of investments on the Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost of investments for federal tax purposes is $85,275,809 for the Fund.
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost, net of $2,491,013 tax effect	$9,370,953
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value, net of $762,351 tax effect	(2,867,893)
Net unrealized appreciation net of tax effect	$6,503,060

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

3. Taxes – (continued)

The Federal income tax provision (benefit) is summarized as follows:
Year Ended February 28, 2022
Current:
Federal	$2,721,787
Deferred*:
Federal	$(1,564,390)
Net provision (benefit) for income taxes	$1,157,397

*
Deferred income tax expense relates to net unrealized appreciation of investments and is included in the net change in unrealized appreciation of investments and in tax benefit on the accompanying statement of operations, respectively.

The difference between the effective tax rate of 19.96% and the statutory rate of 21% is primarily attributable to the benefit of the dividends received deduction.
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. At February 28, 2022, the deferred tax liabilities are summarized as follows:
Deferred tax liability:
Unrealized gain on investments	$1,728,662
4. Capital Stock
At February 28, 2022, there were 5,000,000 shares of $1.00 par value capital stock authorized. Transactions in capital shares were as follows:
	Year Ended February 28, 2022		Year Ended February 28, 2021
	Shares	Amount	Shares	Amount
Shares sold	6,264	$912,547	7,847	$927,377
Shares redeemed	(65,366)	(9,372,344)	(101,677)	(12,637,365)
Net change	(59,102)	$(8,459,797)	(93,830)	$(11,709,988)
5. Investment Advisory Agreement and Transactions with Related Parties
Copley Financial Services Corporation (CFSC), a Massachusetts corporation, serves as investment advisor to the Fund. CFSC is wholly-owned by the Estate of Irvine Levine. CFSC has appointed DCM Advisors, LLC as its sub-advisor.

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

5. Investment Advisory Agreement and Transactions with Related Parties – (continued)

Under the Investment Advisory Contract, CFSC is entitled to an annual fee, payable monthly at the rate of 1.00% of the first $25 million of the average daily net assets; 0.75% of the next $15 million; and 0.50% on average daily net assets over $40 million. 75% of the gross fees paid to CFSC, after an annual credit against those fees of $30,000 for expenses, is paid to DCM Advisors, LLC as a sub-advisory fee, pursuant to the sub-advisory agreement.
For the year ended February 28, 2022, the net fee for investment advisory service totaled $580,999; this includes $640,999 less $60,000 voluntarily waived by the advisor.
A law firm where one of the Fund’s board of directors is a partner provides legal services to the Fund. The Fund paid this firm $120,000 for the year ended February 28, 2022.
On October 13, 2020, at a Special Meeting of Shareholders, the addition of two independent directors to the Fund were approved by shareholders. The independent directors will be entitled to $12,000 per annum and $500 for each committee meeting they attend.
Ultimus Fund Distributors, LLC (the “Distributor”) acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. During the year ended February 28, 2022 the Distributor received $0 from the Fund, of which $0 was retained by the principal underwriter or other affiliated broker-dealers.
In addition, certain affiliates of the Distributor provide services to the Fund as follows:
Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Fund. Pursuant to a separate servicing agreement with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.
Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund.
6. Commitments and Contingencies
Since the Fund accumulates its net investment income rather than distributing it, the Fund may be subject to the imposition of the federal accumulated earnings tax. The accumulated earnings tax is imposed on a corporation’s accumulated taxable income at a rate of 20%.
Accumulated taxable income is defined as adjusted taxable income minus the sum of the dividends paid deduction and the accumulated earnings credit. The dividends paid deduction and accumulated earnings credit are available in calculating excess earnings subject to this tax.
7. NAV Restatement
The Fund has restated certain components of its 2020 and 2019 financial highlights on an “as-if” basis (reflecting the effect on net asset value and per share net asset value of the adjustments to the fiscal year 2021 opening net asset balance, as if they had been recorded in the

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

7. NAV Restatement – (continued)

period investment advisory fees were received) resulting from the death of Irving Levine (100% owner of CFSC) in 2018 and the resulting transfer of ownership of CFSC from Mr. Levine to his Estate. This effective transfer or assignment of the advisory agreement between the Fund and CFSC was not submitted to, or otherwise approved by, the Fund shareholders. As a result of extensive discussions with the SEC, CFSC was ordered to refund to the Fund all investment advisory fees it received from the Fund since Mr. Levine’s death (a total of $966,896, of which $200,000 was remitted during the year ended February 29, 2020 and the balance was remitted during the year ended February 28, 2021) and did not receive any investment advisory fees until the advisory agreement was approved by the Fund shareholders, on October 13, 2020. The reversal of the investment advisory fees on a tax effected basis from the previous periods amounted to $713,254, which is reflected as an opening balance sheet adjustment on the statement of changes in net assets for the year ended February 28, 2021.
8. Risks
The Fund is exposed to credit risk if counterparties fail to perform pursuant to the terms of their obligations. In addition to its investments, the Fund is subject to credit risk to the extent a custodian or broker with whom it conducts business is unable to fulfill contractual obligations.
Equity risk is the risk that the market values of equities, such as common stocks or equity related investments, may decline due to general market conditions, such a political or macroeconomic factors. Additionally, equities may decline in value due to specific factors affecting a related industry or industries. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.
The extent of the impact of the coronavirus (“COVID-19”) outbreak on the financial performance of the Fund and the Fund’s portfolio will depend on future developments, including the duration and spread of the outbreak, the related advisories and restrictions and the impact on the economy and financial markets, all of which are highly uncertain and cannot be predicted. If the financial markets and/or the overall economy are materially adversely impacted for an extended period, the Fund’s investment results may be materially adversely affected.
9. Subsequent Events
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.
An agreement was signed in October 2021, after approval by both the Fund’s Board and the Copley Financial Services Board to sell CFSC to its sub-advisor, DCM. This agreement remains subject to the Fund’s shareholders’ approval. A Proxy Statement, with a copy of the agreement and relevant details, will be circulated in the near future along with a proposed Plan of Reorganization by which the Fund will become an independent series of Centaur Mutual Funds Trust. The Fund’s Board of Directors has approved the reorganization but it is also subject to the approval of the Fund’s shareholders.

COPLEY FUND, INC.
DISCLOSURE OF FUND EXPENSES
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include investment advisory fees. It is important for you to understand the impact of these costs on your investment return. Operating expenses are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The table below illustrates your Fund’s costs in two ways:
Actual Fund Return.   This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
Hypothetical 5% Return.   This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. The Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.
Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.
	Beginning Account Value (9/1/21)	Ending Account Value (2/28/22)	Annualized Expense Ratios*	Expenses Paid During Period** (9/1/21-2/28/22)
Actual Fund Return	$1,000.00	$968.15	(1.15)%	$(5.62)
Hypothetical 5% Return	$1,000.00	$1,030.51	(1.15)%	$(5.80)

*
Expenses include the reserve the Fund is required to calculate and deduct, reflecting the federal income tax which would have to be paid if the Fund’s portfolio were liquidated and a capital gains tax, at the regular corporate tax rate, would be payable on all gains.

**
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period).

COPLEY FUND, INC.

PRIVACY POLICY
The Fund and Your Personal Privacy
The Copley Fund is an investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. It is managed by Copley Financial Services Corp., an investment adviser registered under the Investment Advisers Act of 1940.
What Kind of Non-Public Information do We Collect About You if You Become a Shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•
Information You Give Us On Your Application Form.   This could include your name, address, telephone number, social security number, bank account number, and other information.

•
Information About Your Transactions With Us and Transactions With the Entities We Hire to Provide Services to You.   This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions you conduct through them.

What Information do We Disclose and to Whom do We Disclose It?
We do not disclose any non-public personal information about our customers or former customers to anyone, other than our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do We do to Protect Your Personal Information?
We restrict access to non-public personal information about you to the people who need to know that information in order to perform their jobs or provide services to you and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
If you have any questions about the Fund or your account, you can write to us at c/o Ultimus Fund Solutions, 4221 North 203rd Street, Suite 100, Elkhorn, NE, 68022. You can also call us at 1-877-881-2751. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

COPLEY FUND, INC.

SUPPLEMENTAL DATA
General
Investment Products Offered
•
Are not FDIC Insured

•
May Lose Value

•
Are Not Bank Guaranteed

The investment return and principal value of an investment in the Copley Fund (the “Fund”) will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund’s prospectus, which contains this and other information, call the Fund toll free at (877) 881-2751 or write to Ultimus Fund Solutions at 4221 North 203rd Street, Elkhorn, NE, 68022.
This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.
Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the Fund’s portfolio securities, as well as information relating to portfolio securities during the 12 month period ended June 30, (i) is available, without charge and upon request, by calling 1-877-881-2751; and (ii) on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.
Disclosure of Portfolio Holdings
The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters as an exhibit to it’s Form N-PORT, within sixty days after the end of the period. The Fund’s Forms N-PORT, reporting portfolio securities held by the Fund, is available on the Commission's website at http://www.sec.gov. Information on the operation of the public reference room may be obtained by calling 800-SEC-0330.
LIQUIDITY RISK MANAGEMENT PROGRAM
The Fund has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long- term cash flow projections; and its cash holdings and access to other funding sources. The Board approved the appointment of the Liquidity Administrator Committee, comprising and employees of the Sub-Advisor. The Liquidity Administrator Committee maintains Program oversight and reports to the Board on at least an annual basis regarding the Program's operational effectiveness through a written report (the “Report”). The Program's most recent report, which was presented to the Board for consideration at its meeting held on July 26, 2021, outlined the operation of the Program and the adequacy and effectiveness of the Program's implementation. During the review period, the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the review period, the Fund held adequate levels of cash and

COPLEY FUND, INC.

SUPPLEMENTAL DATA – Continued

highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and has been effectively implemented.

COPLEY FUND, INC.

ABOUT THE FUND’S DIRECTORS AND OFFICERS
The Fund is governed by a Board of Directors that meet to review investments, performance, expenses and other business matters, and is responsible for protecting the interests of shareholders. The Board of Directors elects the Fund’s officers, who are listed in the table. The business address of each director and officer is c/o Registered Agent, Inc., 769 Basque Way, Suite 300, Carson City, NV 09706.
Independent Directors
Name (Date of Birth) Year Elected	Principal Occupations(s) During Past 5 Years and Other Directorships of Public Companies
Joseph P. Bauman (October 20, 1949) 2020	Affiliate of Rutter Associates (financial risk management consulting firm) 2013-present;
Executive Vice President and Chief Administrative Officer of Athilon Structured Investment Advisors LLC 2006-2016. No Other Directorship of a Public Company
David M. Spungen (October 8, 1961) 2020	Partner and Wealth Advisor of Hillview Capital Advisors, a division of RegentAtlantic Capital, LLC, d/b/a RegentAtlantic. No Other Directorship of a Public Company
Inside Directors
Name (Date of Birth) (Year Elected)	Principal Occupations(s) During Past 5 Years and Other Directorships of Public Companies
David I. Faust, Esq. (February 24, 1941) Counsel and Secretary	Partner in Gallet Dreyer & Berkey, LLP, since October 2016.
Former partner in Faust Oppenheim LLP, a law firm, since 1979.
Counsel to Copley Fund since 2010, Secretary since 2016.
Director and President of Copley Financial Services Corp.
Roy G. Hale (July 24, 1938) 2011	Certified Public Accountant since 1979 Former Director, Bank of Southern Maryland
Officers
Name (Date of Birth) Title	Principal Occupations(s) During Past 5 Years and Other Directorships of Public Companies
Roy G. Hale David I. Faust, Esq.	President, Treasurer See above
Adam Berkey (November 15, 1988) Assistant Secretary	Attorney at Gallet Dreyer & Berkey, LLP No Directorships
The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-881-2751.

COPLEY FUND, INC.
A No-Load Fund
Annual Report
February 28, 2022

Investment Adviser
Copley Financial Services Corp.
c/o Gallet Dreyer & Berkey, LLP
845 Third Ave., 5th Floor
New York, New York 10022
US Bank N.A.
1555 N. River Center Drive
Milwaukee, WI 53212
Transfer Agent
Ultimus Fund Solutions
4221 North 203rd Street
Suite 100
Elkhorn, Nebraska 68022
(631) 490-4300
(877) 881-2751
Counsel
Gallet Dreyer & Berkey, LLP
845 Third Avenue, 5th Floor
New York, New York 10022
Auditors
EisnerAmper LLP
733 Third Avenue
New York, New York 10017
COPLEY FUND, INC.
A No-Load Fund

ITEM 2. CODE OF ETHICS

The registrant has adopted a Code of Ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its Code of Ethics during the covered period. The registrant has not granted any waivers from any provisions of the Code of Ethics during the covered period. The registrant undertakes to provide to any person without charge, upon request, a copy of its Code of Ethics by mail when they call the registrant toll free at (212) 935-3131.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

(a)(1) The registrant's Board of Directors function as an audit committee. They have determined that the Board does not have an "audit committee financial expert", as the Securities and Exchange Commission has defined that term. After carefully considering all of the factors involved in the definition of "audit committee financial expert", the Board determined that none of the members of the Board met all five qualifications in the definition, although some members of the Board met some of the qualifications. The Board also determined that while the members have general financial expertise, given the size and type of the Copley Fund, Inc., (the "Fund") and in light of the nature of the accounting and valuation issues that the Fund has presented over the past several years, it did not appear that the members lacked any necessary skill to serve as persons performing functions similar to those who serve on an Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

	2022	2021

(a) Audit Fees	$59,000*	$63,500

(b) Audit Related Fees	None	None

(c) Tax Fees	$18,375	$34,020

(d) All Other Fees	None	None

* Audit fee consist principally of fees for audit of the annual financial statements and services related to the semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment management companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment management companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Copley Fund, Inc.

By:	/s/ Roy Hale
	Name:	Roy Hale
	Title:	President (Principal Executive Officer) Treasurer (Principal Financial and Accounting Officer)

Date: May 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Copley Fund, Inc.

By:	/s/ Roy Hale
	Name:	Roy Hale
	Title:	President (Principal Executive Officer) Treasurer (Principal Financial and Accounting Officer)

Date: May 9, 2022